Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities related to unit-linked investment contracts	$ 17,080	$ 16,612	$ 15,992
Securities financing transactions	7,699	5,121	7,416
Over-the-counter debt instruments and other	7,096	6,407	6,076
Total other financial liabilities designated at fair value	$ 31,875	$ 28,140	$ 29,484